Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 20, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Columbia Multi-Advisor International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Columbia Multi-Advisor International Value Fund
Supplement dated April 20, 2012
to the Prospectuses dated March 1, 2012
and the Statement of Additional Information (SAI) dated April 1, 2012
Effective on or about April 20, 2012, the following changes are hereby made to the Fund’s prospectus:

The “Principal Investment Strategies of the Fund” in the Summary of the Fund is superseded and hereby replaced with the following:

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. These equity securities generally include common stocks, preferred stock and depositary receipts. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and is responsible for oversight of the Fund’s subadvisers. A portion of the Fund’s assets are managed by the Columbia Management, while Dimensional Fund Advisors, L.P. (DFA) and Mondrian Investment Partners Limited (Mondrian) (the Subadvisers) each manage other portions of the Fund’s assets. Columbia Management, subject to the oversight of the Fund’s Board of Trustees (Board), decides the proportion of the Fund assets to be managed by it and each Subadviser, and may change these proportions at any time. Columbia Management and the Subadvisers act independently of the other and each uses its own methodology for selecting stocks.

Columbia Management

Columbia Management combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing its portion of the Fund’s portfolio. Columbia Management seeks to identify equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The foreign companies are typically in at least three countries, other than the United States, at any one time and may be in emerging market countries. Columbia Management may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Columbia Management invests in common stocks and may invest in derivatives, including futures, forwards, options, swap contracts and other derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

DFA

DFA uses a value-oriented approach that seeks sources of higher expected returns aiming to add value beyond what can be achieved via other approaches and conventional benchmarks. DFA’s stock selection process seeks to identify stocks of large non-U.S. companies that are determined to be “value” stocks at the time of purchase. DFA considers value stocks to be primarily those issued by companies with a high book value in relation to market value (a “book to market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. DFA, using a market capitalization weighted approach, purchases stocks of large companies located in developed market countries that have been designated as approved markets. DFA may purchase equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets.

Mondrian

Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap investment opportunities for the Fund. Mondrian considers small-cap investment opportunities to be companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International (MSCI) World Ex-U.S. Small Cap Index. The MSCI World Ex-U.S. Small Cap Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will be purchased for the Fund. Mondrian may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

The following has been added to the Principal Risks of Investing in the Fund in the Summary of the Fund:

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.